AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 95.4%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $3,233,607)	340,753	$3,819,843
Short-Term Investment — 1.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $44,628)	44,628	44,628

TOTAL INVESTMENTS—96.5% (cost $3,278,235)(wa)		3,864,471

Other assets in excess of liabilities(z) — 3.5%		139,481

Net Assets — 100.0%		$4,003,952

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	3 Year U.S. Treasury Notes	Jun. 2026	$1,691,125	$(17,697)
14	5 Year U.S. Treasury Notes	Jun. 2026	1,514,516	(23,095)
				(40,792)
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2026	1,037,227	5,943
4	10 Year U.S. Treasury Notes	Jun. 2026	444,188	9,088
3	10 Year U.S. Ultra Treasury Notes	Jun. 2026	340,547	6,098
4	20 Year U.S. Treasury Bonds	Jun. 2026	455,500	13,236
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	349,688	10,425
				44,790
				$3,998
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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